Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Impairment of non-current assets [Line Items]
Schedule of impairment (losses) or reversals

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment (losses) or reversals for the years ended on December 31, 2019, 2018 and 2017:

Impairment (loss) reversal of impairment by segment	2019	2018	2017
Exploration and Production	(1,982,044)	785,940	183,718
Refining and Petrochemicals	452,163	(984,704)	1,067,965
Transport and Logistics	(232,556)	(169,870)	59,455
	(1,762,437)	(368,634)	1,311,138

Recognized in:
Property, plant and equipment (Note 14)	(426,611)	(1,083,285)	977,919
Natural resources (Note 15)	(1,017,061)	414,102	376,934
Investment in joint ventures and associates (Note 13)	(318,820)	300,828	(15,059)
Other non–current assets	55	(279)	(28,656)
	(1,762,437)	(368,634)	1,311,138

Schedule of Refining and Petrochemical Segment

The Cash Generating Units with an (expense for) reversal of impairment in the Refining and Petrochemical Segment for the years ended December 31, 2019, 2018 and 2017 include:

2019

	Carrying	Recoverable	(Impairment loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	22,292,788	23,204,385	911,597
Bioenergy	575,331	340,991	(234,340)
Refinería de Barrancabermeja (projects)	901,517	676,423	(225,094)
			452,163

2018

	Carrying	Recoverable	(Impairment loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	23,411,058	22,640,761	(770,297)
Bioenergy	774,343	560,882	(213,461)
Other	946	—	(946)
			(984,704)

2017

	Carrying	Recoverable	(Impairment loss)
Cash–generating units	amount	amount	reversal
Refinería de Cartagena	20,578,412	22,012,710	1,434,298
Refinería de Barrancabermeja (projects)	1,172,773	898,786	(273,987)
Bioenergy	757,741	665,395	(92,346)
			1,067,965

Schedule of breakdown of oilfields impairment losses or reversals

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2019, 2018 and 2017:

2019

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	3,842,819	6,047,345	74,577
Loss	4,992,462	3,322,284	(1,673,258)
Fields operated abroad
Reversal	200,910	539,785	4,391
Loss	—	—	(68,792)
			(1,663,082)

2018

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Reversal	19,156,326	50,462,080	689,665
Loss	764,808	405,421	(359,387)
Fields operated abroad
Reversal	1,810,618	2,719,086	157,709
Loss	184,375	180,191	(4,184)
			483,803

2017

	Carrying	Recoverable	Impairment (loss)
Cash generating units	amount	amount	reversal
Oil fields in Colombia
Loss	2,172,747	1,588,207	(584,540)
Reversal	13,229,212	23,906,828	298,210
Fields operated abroad
Reversal	748,510	1,324,010	475,203
			188,873

Investment in joint ventures (Note 13) [Member]
Impairment of non-current assets [Line Items]
Schedule of breakdown of oilfields impairment losses or reversals

As a result, Ecopetrol recognized an (impairment loss) or reversal of impairment on the carrying value as of December 31, as follows:

	2019	2018	2017
Equion Energy Limited	(134,753)	108,791	(42,744)
Offshore International Group	(184,209)	193,345	37,589
	(318,962)	302,136	(5,155)

Exploration and Production [Member]
Impairment of non-current assets [Line Items]
Schedule of breakdown of oilfields impairment losses or reversals

The impairment (loss) reversal of assets of the Exploration and Production segment for the years ended December 31 of 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Oilfields	(1,663,082)	483,803	188,873
Investment in joint ventures (Note 13)	(318,962)	302,136	(5,155)
Other	—	1	—
	(1,982,044)	785,940	183,718